CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	November 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.1%
COMMUNICATION SERVICES - 29.6%
Diversified Telecommunication Services - 0.5%
AT&T Inc.	318,596	$11,909,119
GCI Liberty Inc., Class A Shares	370,293	26,287,100	*

Total Diversified Telecommunication Services		38,196,219

Entertainment - 4.2%
Liberty Media Corp.-Liberty Formula One, Class A Shares	378,389	16,297,214	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	671,390	30,272,975	*
Madison Square Garden Co., Class A Shares	694,567	195,715,089	*
Viacom Inc., Class B Shares	707,745	17,035,422
World Wrestling Entertainment Inc., Class A Shares	896,330	55,590,387

Total Entertainment		314,911,087

Interactive Media & Services - 2.6%
Facebook Inc., Class A Shares	77,387	15,604,315	*
Twitter Inc.	5,697,827	176,119,832	*

Total Interactive Media & Services		191,724,147

Media - 22.3%
AMC Networks Inc., Class A Shares	2,851,931	109,599,708	*
CBS Corp., Class B Shares, Non Voting Shares	707,745	28,578,743
Comcast Corp., Class A Shares	14,885,331	657,187,364
Discovery Inc., Class A Shares	7,195,182	237,009,295	*
Discovery Inc., Class C Shares	2,607,770	79,589,140	*
Liberty Broadband Corp., Class A Shares	1,030,466	121,914,432	*
Liberty Broadband Corp., Class C Shares	1,365,939	163,216,051	*
Liberty Global PLC, Class C Shares	1,128,723	24,267,545	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	1,479,101	72,032,219	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	2,705,254	131,231,872	*
MSG Networks Inc., Class A Shares	2,128,011	34,558,899	*

Total Media		1,659,185,268

TOTAL COMMUNICATION SERVICES		2,204,016,721

CONSUMER DISCRETIONARY - 0.4%
Internet & Direct Marketing Retail - 0.4%
Qurate Retail Inc., Class A Shares	2,708,450	25,621,937	*

ENERGY - 1.5%
Energy Equipment & Services - 1.0%
Core Laboratories NV	1,220,023	53,437,008
National Oilwell Varco Inc.	1,108,464	24,995,863

Total Energy Equipment & Services		78,432,871

See Notes to Schedule of Investments.

Clearbridge Aggressive Growth Fund 2019 Quarterly Report	1

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.5%
Occidental Petroleum Corp.	901,362	$34,765,532

TOTAL ENERGY		113,198,403

FINANCIALS - 1.8%
Banks - 0.7%
Sterling Bancorp	2,589,816	52,884,043

Capital Markets - 1.1%
Cohen & Steers Inc.	1,207,887	81,085,454

TOTAL FINANCIALS		133,969,497

HEALTH CARE - 32.4%
Biotechnology - 19.3%
Agios Pharmaceuticals Inc.	805,569	31,336,634	*
Alkermes PLC	941,768	19,795,963	*
Amgen Inc.	910,435	213,697,303
Biogen Inc.	2,207,557	661,847,664	*
Ionis Pharmaceuticals Inc.	2,306,791	147,542,353	*
Ultragenyx Pharmaceutical Inc.	528,697	20,962,836	*
Vertex Pharmaceuticals Inc.	1,497,461	332,061,977	*
Voyager Therapeutics Inc.	734,737	10,021,813	*

Total Biotechnology		1,437,266,543

Health Care Equipment & Supplies - 1.5%
Medtronic PLC	993,348	110,649,034

Health Care Providers & Services - 7.7%
UnitedHealth Group Inc.	2,040,772	571,150,860

Pharmaceuticals - 3.9%
Allergan PLC	1,350,414	249,745,565
Bausch Health Cos. Inc.	1,386,131	39,144,339	*

Total Pharmaceuticals		288,889,904

TOTAL HEALTH CARE		2,407,956,341

INDUSTRIALS - 4.7%
Aerospace & Defense - 2.7%
L3Harris Technologies Inc.	1,002,491	201,590,915

Building Products - 1.5%
Johnson Controls International PLC	2,591,422	110,990,604

Machinery - 0.4%
Pentair PLC	655,074	29,052,532

Trading Companies & Distributors - 0.1%
NOW Inc.	527,351	5,911,605	*

TOTAL INDUSTRIALS		347,545,656

See Notes to Schedule of Investments.

2	Clearbridge Aggressive Growth Fund 2019 Quarterly Report

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 28.8%
Electronic Equipment, Instruments & Components - 4.5%
Dolby Laboratories Inc., Class A Shares	769,378	$52,994,757
TE Connectivity Ltd.	2,989,978	277,200,860

Total Electronic Equipment, Instruments & Components		330,195,617

IT Services - 0.1%
Science Applications International Corp.	109,083	9,310,234

Semiconductors & Semiconductor Equipment - 8.6%
Broadcom Inc.	1,067,416	337,527,613
Cree Inc.	3,525,548	155,864,477	*
Intel Corp.	2,448,380	142,128,459

Total Semiconductors & Semiconductor Equipment		635,520,549

Software - 9.0%
Autodesk Inc.	1,889,588	341,826,469	*
Cerence Inc.	1,017,832	15,837,466	*
Citrix Systems Inc.	1,190,734	134,326,702
FireEye Inc.	1,610,675	26,994,913	*
LogMeIn Inc.	85,764	6,687,877
Nuance Communications Inc.	8,142,662	145,997,930	*

Total Software		671,671,357

Technology Hardware, Storage & Peripherals - 6.6%
Seagate Technology PLC	6,467,016	385,951,515
Western Digital Corp.	2,107,679	106,079,484

Total Technology Hardware, Storage & Peripherals		492,030,999

TOTAL INFORMATION TECHNOLOGY		2,138,728,756

MATERIALS - 0.9%
Metals & Mining - 0.9%
Freeport-McMoRan Inc.	2,302,585	26,203,417
Nucor Corp.	743,706	41,915,270

TOTAL MATERIALS		68,118,687

TOTAL INVESTMENTS - 100.1% (Cost - $2,277,087,937)		7,439,155,998
Liabilities in Excess of Other Assets - (0.1)%		(3,772,360)

TOTAL NET ASSETS - 100.0%		$7,435,383,638

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Clearbridge Aggressive Growth Fund 2019 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

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Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

5

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$7,439,155,998	—	—	$7,439,155,998

Total Investments	$7,439,155,998	—	—	$7,439,155,998

†	See Schedule of Investments for additional detailed categorizations.

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